Submission	Jan. 15, 2026
Submission [Line Items]
Central Index Key	0002086587
Registrant Name	Yellowstone Midco Holdings II, LLC
Registration File Number	333-291581
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A